Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
EQUITY

16. EQUITY

Ordinary share

The Company is authorized to issue unlimited ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share.

On July 6, 2018, the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction, the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.

As of June 30, 2022 and December 31, 2021, there were 25,287,851 ordinary shares issued and outstanding.

Ordinary Shares Held in Escrow

Upon completion of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”). One-third of the Escrow Shares (along with the related accrued dividends and distributions) was released in 2017, and two thirds of 8 million escrowed restricted shares were not released.

Preferred Shares

The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of June 30, 2022 and December 31, 2021 there were 715,000 Class A preferred shares issued and outstanding. As of June 30, 2022 and December 31, 2021, there were 291,795,150 Class B preferred shares issued and outstanding.

Warrants

A summary of warrants activity for the six months ended June 30, 2022 and 2021 is as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2017	9,280,323	4.98 years	July 6, 2021
Grants of Series A Warrants	576,924	2.98 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	2.98 years	July 9, 2022
Grants of Series B Warrants	390,579	- years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*
Balance of warrants outstanding as of December 31, 2019	9,903,401	1.58 years	*
Balance of warrants outstanding as of June 30, 2020 (unaudited)	9,903,401	1.02 years
Balance of warrants outstanding as of December 31, 2020	9,903,401	0.58 years	*
Expire of Warrants issued in July 6, 2016	(9,280,323)
Balance of warrants outstanding as of December 31, 2021	623,078	0.52 years	*
Balance of warrants outstanding as of June 30, 2022 (unaudited)	623,078	0.02 years	*

*	As of June 30, 2022 and December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants which would expire on July 9, 2022, respectively.

Series A Warrants

In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of the exercise price from $2.60 to $1.18.

The Series A Warrants have customary anti-dilution protections including a “full ratchet” anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional ordinary shares, options, warrants or other securities that are convertible into ordinary shares at a price lower than $2.60 per share. The anti-dilution adjustment provision is not triggered by certain “exempt issuances” which among other issuances, includes the issuance of ordinary shares, options or other securities to officers, employees, directors, consultants or service providers.

Based on an evaluation as discussed in FASB ASC 815-15, “Embedded Derivatives” and FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series A Warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the Series A Warrants were classified as a liability. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

As of July 10, 2018, December 31, 2021 and June 30, 2022, the Company estimated fair value of the Series A Warrants at $1,202,310, $12,500 and $nil, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

On the July 10, 2018, December 31, 2021 and June 30, 2022, the Company estimated the fair value of Series A Warrants using the following assumption.

	On July 10, 2018	On December 31, 2021	On June 30, 2022
Terms of warrants	48 months	12 months	9 days
Exercise price	2.60	1.18	1.18
Risk free rate of interest	2.77%	0.16%	0.04%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.19	2.19

Series B Warrants

In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction, the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.

Based on an evaluation as discussed in FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series B Warrants were not considered indexed to its own stock because the settlement amount does not equal the difference between the fair value of a fixed number of the Company’s shares and a fixed strike price. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

Placement Agent Warrants

On April 6, 2018, the Company entered into a letter agreement with FT Global Capital, Inc., as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent has agreed to act as the Company’s placement agent on a best efforts basis in connection with the above offering. In addition to the cash payments, the Company has also agreed to issue to the Placement Agent a warrant to purchase a number of ordinary shares equal to 6.0% of the aggregate number of ordinary shares sold in this offering, this warrant will have the same term as Series A Warrants, including exercise price, vesting period, anti-dilution terms and etc. As such, the same as the classification of the Series A Warrants, the Placement Agent Warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of July 10, 2018, December 31, 2021 and June 30, 2022, the Company estimated fair value of the Placement Agent Warrants at $96,185, $1,259 and $nil, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for Series A Warrants.

Allocation of Issuance Costs

In connection with the Private Placement closed on July 10, 2018, the Company incurred direct and incremental issuance costs of $310,000. These costs were allocated to ordinary shares, Series A Warrants and Series B Warrants in proportion to the allocation of proceeds. The issuance costs allocated to ordinary shares were accounted for as a reduction of proceeds of the ordinary shares, while the issuance costs allocated to warrants were accounted for as non-operating expenses.

Statutory reserve

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of PRC subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2022 and December 31, 2021, the Company had statutory reserve of $362,797 and $362,797, respectively.

20.	EQUITY

Ordinary share

The Company is authorized to issue unlimited ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share.

On July 6, 2018, the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction, the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.

As of December 31, 2021 and 2020, there were 25,287,851 and 25,287,851 ordinary shares issued and outstanding, respectively.

Ordinary Shares Held in Escrow

Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”). One-third of the Escrow Shares (along with the related accrued dividends and distributions) shall be released upon the post-combination company obtaining certain specified adjusted consolidated net income targets in each of calendar years 2016, 2017 and 2018.

The target adjusted consolidated net income ranging in 2016 from $20.2 million at the bottom to $32.0 million at the top, in 2017 from $22.6 million at the bottom to $38.0 million at the top, and in 2018 from $25.6 million at the bottom to $44.0 million at the top, and with the average adjusted consolidated net income target for the alternative earn-out payment ranging from $23.3 million at the bottom to $40.0 million at the top.

The Company has achieved the earn-out payment requirement in 2016 thus one third of 8 million escrowed restricted shares were released in 2017. However, the Company has not achieved the earn-out payment requirement in both 2018 and 2017, thus the two thirds of 8 million escrowed restricted shares were not released.

Preferred Shares

The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of December 31, 2021 and 2020, there were 715,000 and 715,000 Class A preferred shares issued and outstanding, respectively. As of December 31, 2021 and 2020, there were 291,795,150 and 291,795,150 Class B preferred shares issued and outstanding.

Warrants

A summary of warrants activity for the years ended December 31, 2021 and 2020 is as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2017	9,280,323	3.52 years	July 6, 2021
Grants of Series A Warrants	576,924	3.48 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	3.48 years	July 9, 2022
Grants of Series B Warrants	390,579	0.08 years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*
Balance of warrants outstanding as of December 31, 2019	9,903,401	1.58 years	*
Balance of warrants outstanding as of December 31, 2020	9,903,401	0.58 years	*
Expire of Warrants issued in July 6, 2016	(9,280,323)
Balance of warrants outstanding as of December 31, 2021	623,078	0.52 years

*	As of December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants, which would expire on July 9, 2022. On July 6, 2021, 9,280,323 shares of warrants were expired. As at of December 31, 2021, the Company had 623,078 shares of warrants, which would expire on July 9, 2022.

Series A Warrants

In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of exercise price from $2.6 to $1.18.

The Series A Warrants have customary anti-dilution protections including a “full ratchet” anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional ordinary shares, options, warrants or other securities that are convertible into ordinary shares at a price lower than $2.60 per share. The anti-dilution adjustment provision is not triggered by certain “exempt issuances” which among other issuances, includes the issuance of ordinary shares, options or other securities to officers, employees, directors, consultants or service providers.

Based on an evaluation as discussed in FASB ASC 815-15, “Embedded Derivatives” and FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series A Warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the Series A Warrants was classified as a liability. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

As of July 10, 2018, December 31, 2020 and 2021, the Company estimated fair value of the Series A Warrants at, $1,202,310, $15,739 and $12,500 respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

On the July 10, 2018, December 31, 2020 and 2021, the Company estimated the fair value of Series A Warrants using the following assumption.

	On July 10, 2018	On December 31, 2020	On December 31, 2021
Terms of warrants	48 months	18 months	6 months
Exercise price	2.60	1.18	1.18
Risk free rate of interest	2.77%	0.12%	0.19%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.19	2.19

Series B Warrants

In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction, the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.

Based on an evaluation as discussed in FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series B Warrants were not considered indexed to its own stock because the settlement amount does not equal the difference between the fair value of a fixed number of the Company’s shares and a fixed strike price. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

The Company estimated its fair value of the Series B Warrants at $504,499 using the Black-Scholes valuation model on the July 10, 2018 using the following assumption.

On July 10, 2018
Terms of warrants	1 month
Exercise price	0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87

On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the investors exercised the Series B Warrant for 390,579 ordinary shares at $391. The carrying fair value of the warrant liabilities on the exercise day was $0.50 million and the fair value change in warrant liabilities for the years ended December 31, 2018 was $652. The Company incurred a gain of $652 upon exercise of the warrants.

Placement Agent Warrants

On April 6, 2018, the Company entered into a letter agreement with FT Global Capital, Inc., as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent has agreed to act as placement agent on a best efforts basis in connection with the above offering. In addition to the cash payments, the Company has also agreed to issue to the Placement Agent a warrant to purchase a number of ordinary shares equal to 6.0% of the aggregate number of ordinary shares sold in this offering, which warrant will have the same term as Series A Warrants, including exercise price, vesting period, antidilution terms and etc. As such, same as the classification of Series A Warrants, the Placement Agent Warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of July 10, 2018, December 31, 2020 and 2021, the Company estimated fair value of the Placement Agent Warrants at $96,185 $1,477 and $1,259, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for Series A Warrants.

Allocation of Issuance Costs

In connection with the Private Placement closed on July 10, 2018, the Company incurred direct and incremental issuance costs of $310,000. These costs were allocated to ordinary shares, Series A Warrants and Series B Warrants in proportion to the allocation of proceeds. The issuance costs allocated to ordinary shares were accounted for as a reduction of proceeds of the ordinary shares, while the issuance costs allocated to warrants were accounted for as non-operating expenses.

Statutory reserve

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of PRC subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of December 31, 2021 and 2020, the Company had statutory reserve of $362,797 and $202,592, respectively.